Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Although we do not have a formal policy regarding the timing of equity awards, decisions with respect to prior fiscal year performance, as well as annual equity awards, base salary increases and target performance levels for the current fiscal year and beyond, also typically are made at the Committee’s first regularly scheduled meeting in the fiscal year.
The Committee does not time the grants of any equity incentives in relation to the release of material non-public information, and does not take material non-public information into account when determining the timing and terms of such awards. Similarly, we do not time the release of material, non-public information based on equity award grant dates for the purpose of affecting the value of any named executive officer award.
In fiscal year 2024, none of our named executive officers have been granted any options to purchase shares of our common stock, share appreciation rights or similar option-like instruments.

Award Timing Method
Although we do not have a formal policy regarding the timing of equity awards, decisions with respect to prior fiscal year performance, as well as annual equity awards, base salary increases and target performance levels for the current fiscal year and beyond, also typically are made at the Committee’s first regularly scheduled meeting in the fiscal year.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee does not time the grants of any equity incentives in relation to the release of material non-public information, and does not take material non-public information into account when determining the timing and terms of such awards.
MNPI Disclosure Timed for Compensation Value	false